Other information	12 Months Ended
Dec. 31, 2020
Additional Financial Information Disclosure [Abstract]
Other information

20.      Other information:

(a)	Accounts payable and accrued liabilities:

The principal components of accounts payable and accrued liabilities are:

	2020	2019
Accrued interest	$17.2	$17.1
Accounts payable and other accrued liabilities	116.9	66.3
	$134.1	$83.4

20.      Other information (continued):

(b)	Supplemental cash flow information:
	2020	2019	2018
Interest paid	$156.2	$183.1	$194.3
Interest received	5.0	8.9	3.7
Undrawn credit facility fee paid	0.8	1.7	0.6
Income taxes paid	16.8	—	—
Non-cash investing and financing transactions:
Dividend reinvestment	0.3	1.2	22.8
Arrangement and transaction fee settled in shares	—	—	2.3
Commencement of sales-type lease	57.0	316.7	—
Carrying value of previously held equity in GCI settled on acquisition	—	—	61.9
Issuance of common shares on GCI acquisition	—	—	13.9
Issuance of warrants	—	—	67.5
Issuance of Series D preferred shares on GCI acquisition	—	—	47.2
Settlement of GCI transaction fees paid by the Company	—	—	15.2
Settlement of loans to affiliate, accrued interest and other intercompany balances on GCI acquisition	—	—	38.8
APR Energy loans settled in shares	8.3	—	—
Common shares issued on APR Energy acquisition	316.8	—	—
Holdback Shares reserved on APR Energy acquisition	70.6	—	—
Purchase price adjustment related to APR Energy acquisition	4.5	—	—
Reclassification on lease modification	377.4	—	—
Contingent consideration asset related to APR Energy acquisition	95.2	—	—
Net assets acquired on APR Energy acquisition	287.7	—	—
ARO liabilities incurred	5.3	—	—
ARO provision re-assessment	2.9	—	—
Refinancing of existing term loan credit facilities with draws made on new debt	—	302.7	—
Right-of-use assets arising from new operating leases	1.2	0.7	—
Cancellation of common shares issued on APR Energy acquisition	12.5	—	—
Prepayments transferred to property, plant and equipment upon vessel delivery	46.8	—	—
Changes in operating assets and liabilities
Accounts receivable	(17.1)	(2.3)	15.5
Inventories	(5.9)	6.3	0.5
Prepaids expenses and other	(10.3)	(0.9)	17.0
Net investment in lease	13.3	9.3	44.3
Accounts payable and accrued liabilities	(16.4)	11.5	(7.0)
Settlement of decommissioning provisions	(5.9)	—	—
Deferred revenue	8.4	(0.6)	(46.8)
Income tax payable	3.9	—	—
Major maintenance	(54.6)	(22.3)	(10.3)
Other liabilities	(8.6)	—	(1.5)
Operating lease liabilities	(114.7)	(111.9)	—
Derivative instruments	22.5	55.0	42.0
Contingent consideration asset	18.7	—	—

20.      Other information (continued):

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the amounts shown in the consolidated statements of cash flows:

	2020	2019	2018
Cash and cash equivalents	$304.3	$195.0	$357.3
Restricted cash included in prepaid and other	—	2.3	—
Restricted cash included in other assets (note 11)	38.2	—	14.1
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$342.5	$197.3	$371.4